INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Allowance for doubtful accounts	$ 13	$ 10
Inventory and product return reserves	484	573
Compensation accruals	2,421	1,973
Accrued liabilities	202	179
Book-over-tax depreciation and amortization	23	91
Foreign net operating loss carryforwards	22	53
U.S. net operating loss carryforwards	3,301	3,739
U.S. credit carryforwards	1,440	2,345
Deferred tax assets, gross	7,906	8,963
Valuation allowance	(7,906)	(8,963)
Total deferred income tax assets	$ 0	$ 0